Share Based Payments (Schedule of Outstanding Units Activity) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning | shares	883,068	1,016,416
Granted, other units | shares	91,108	201,319
Paid, other units | shares		(238,027)
Increase (decrease), other units | shares		(96,640)
Outstanding, other than options, ending | shares	974,176	883,068
Outstanding, beginning balance, fair value	$ 4,992	$ 2,279
Fair Value, granted, other units	429	781
Outstanding, ending balance, fair value	5,094	4,992
Fair Value, Paid in Cash, other units		(1,721)
Fair value increase (decrease), other units		(902)
Change in fair value, other units	$ (327)	$ 4,555
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning | shares	1,337,720	1,015,846
Paid, other units | shares	(406,022)	(419,019)
Forfeited or cancelled, other units | shares	(5,007)	(49,053)
Outstanding, other than options, ending | shares	1,371,227	1,337,720
Less: Equity grants to executive director and officers | shares	(390,751)
Cash settleable other units | shares	980,476
Outstanding, beginning balance, fair value	$ 4,489	$ 2,179
Fair value, forfeited or cancelled, other units	(5)
Outstanding, ending balance, fair value	5,780	4,489
Fair Value, Paid in Cash, other units	(2,114)	(2,104)
Change in fair value, other units	1,310	$ 1,421
Less: Fair value grants to executive director and officers	(1,845)
Fair value cash settleable other units	$ 3,935
Restricted Share Units [member] | Executive Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units | shares		317,276
Fair Value, granted, other units		$ 1,161
Restricted Share Units [member] | Officers [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units | shares	406,499	389,991
Fair Value, granted, other units	$ 1,919	$ 1,509
Restricted Share Units [member] | Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units | shares	38,037	82,679
Fair Value, granted, other units	$ 181	$ 323
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning | shares	885,535	1,236,620
Paid, other units | shares	(332,076)	(247,324)
Forfeited or cancelled, other units | shares		(103,761)
Outstanding, other than options, ending | shares	553,459	885,535
Outstanding, beginning balance, fair value	$ 3,545	$ 1,194
Outstanding, ending balance, fair value	2,691	3,545
Fair Value, Paid in Cash, other units	(1,770)	(961)
Change in fair value, other units	$ 916	$ 3,312